Vessels, net/Advances for vessel acquisition (Tables)	6 Months Ended
Jun. 30, 2025
Vessels, net/Advances for vessel acquisition [Abstract]
Vessels, net
The amounts in the accompanying unaudited condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2024	$80,411,456	$(7,643,663)	$72,767,793
Improvements, and other vessel costs	17,470	—	17,470
Spin-off of Handysize tanker vessel (Note 1)	(8,912,837)	2,199,697	(6,713,140)
Depreciation	—	(2,009,356)	(2,009,356)
Balance June 30, 2025	$71,516,089	$(7,453,322)	$64,062,767

Advances for Vessel Acquisition
Advances for vessel acquisition
Balance December 31, 2024	$—
Advances for vessel acquisition	5,442,500
Balance June 30, 2025	5,442,500